Expense Example {- Fidelity® Mid Cap Enhanced Index Fund} - 08.31 Fidelity Enhanced Index Funds Combo PRO-14 - Fidelity® Mid Cap Enhanced Index Fund - Fidelity Mid Cap Enhanced Index Fund-Default	Oct. 30, 2021 USD ($)
Expense Example:
1 year	$ 60
3 years	189
5 years	329
10 years	$ 738